Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
9.	Intangible Assets, Net

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Purchased customer contracts	Contract backlog*	Customer relationship*	Licenses*	Supplier relationship*	Trade Name*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Intangible assets, net
January 1, 2010	6,947	200	—	1,758	80	6,233	1,943	17,161
Additions	501	—	2,540	44,607	1,320	90,376	15,300	154,644
Disposal of SH Guotong’s Non-IDC Business	(14)	—	—	—	(72)	—	(1,915)	(2,001)
Disposals	(1,060)	—	—	—	—	—	—	(1,060)
Amortization expense	(2,458)	(200)	(635)	(4,962)	(30)	(3,090)	(283)	(11,658)

Intangible assets, net
December 31, 2010	3,916	—	1,905	41,403	1,298	93,519	15,045	157,086
Additions	1,020	—	910	8,410	100	22,020	—	32,460
Disposals	(3)	—	—	—	—	—	—	(3)
Amortization expense	(1,716)	—	(1,913)	(14,730)	(90)	(10,635)	(1,020)	(30,104)

Intangible assets, net
December 31, 2011	3,217	—	902	35,083	1,308	104,904	14,025	159,439

Intangible assets, net
December 31, 2011 (US$’000)	511	—	143	5,574	208	16,668	2,228	25,332

*	Acquired in the acquisition of SH Guotong , Managed Network Entities (Note 4(b)) and Gehua (Note 4(b))

Purchased customer contracts relate to the contracts entered into by the customers that have yet to be delivered, which was separately purchased from a third party and is estimated to have a useful life of 0.1 to 1.8 years. Customer relationship relates to the relationships that arose as a result of existing customer agreements acquired and its estimated fair value was derived from the estimated net cash flows that are expected to be generated from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets and is estimated to have a useful life of four to eight years. Supplier relationship relates to the relationship that arose as a result of existing bandwidth supply agreements with certain network operators and its estimated value was derived from the estimated net cash flows that are expected to be generated from the renewal of these existing supplier agreements after subtracting the estimated net cash flows from other contributory assets and is estimated to have a useful life of 8-10 years. Trade Name relates to the Chinese trade names of SH Guotong and Managed Network Entities, and is estimated to have a useful life of 15 to 20 years. As of December 31, 2011, the weighted average useful life of the Company’s intangible assets is 8.44 years.

The intangible assets, except for acquired customer relationships in the acquisition of Managed Network Entities which are amortized using an accelerated method of amortization, are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 0.1 to 20 years. Amortization expenses were approximately RMB6,198,000, RMB11,658,000 and RMB30,104,000 (US$4,783,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	2012	2013	2014	2015	2016
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Purchased software	1,567	1,090	251	216	91
Contract backlog	33	8	—	—	—
Customer relationship	10,418	7,863	6,120	4,796	3,727
Licenses	95	95	95	95	95
Supplier relationship	12,100	12,100	12,100	12,100	12,100
Trade name	1,020	1,020	1,020	1,020	1,020

	25,233	22,176	19,586	18,227	17,033